Prepaid Expenses and Other Assets (Details) - USD ($)		Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Prepaid Expenses and Other Assets [Abstract]
Consultant fees	[1]	$ 79,075	$ 158,150	$ 845,420
Advance to employees		57,859	64,160	105,137
Other		93,787	95,708	55,056
Total		230,721	318,018	1,005,613
Less: current portion		230,721	311,136	826,631
Total noncurrent portion			$ 6,882	$ 178,982

[1]	The Company entered into a management consulting services agreement with a consulting company on November 12, 2015, pursuant to which the consulting company shall assist the Company with its regulatory filings during the period from July 1, 2016 to June 30, 2018. In return for its services, as approved by the Board, a total of RMB 2,100,000 ($316,298) was paid to the consulting company. The above-mentioned consulting fees have been and will be ratably charged to expense over the terms of the above-mentioned agreement.